SCHEDULE OF CHANGES IN EXCHANGE RATES (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 BWP (P)	Mar. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BWP (P)
IfrsStatementLineItems [Line Items]
Profit for the year | $		$ (30,416)		$ (9,185)
Exchange rate strengthened [member]
IfrsStatementLineItems [Line Items]
Profit for the year	$ 122,992	53,925	P (69,067)		$ 79,374	$ (5,732)	P (85,106)
Long-term exposure profit for the year			1,614,515				1,526,423
Exchange rate weakened [member]
IfrsStatementLineItems [Line Items]
Profit for the year	$ (122,992)	$ (53,925)	69,067		$ (79,374)	$ 5,732	85,106
Long-term exposure profit for the year			P (1,614,515)				P (1,526,423)